Finance Income (Expense), Net	12 Months Ended
Dec. 31, 2021
Finance Income (Expense), Net [Abstract]
FINANCE INCOME (EXPENSE), NET

NOTE 12:- FINANCE INCOME (EXPENSE), NET

	Year ended December 31,
	2021	2020	2019
	USD
Finance expenses:
Bank commissions	$(18)	$(23)	$(21)
Net loss from exchange rate fluctuations	-	-	(33)
Other loss from short-term investment revaluation	-	-	(209)
Other financial expense	(4)	(363)	(427)

	(22)	(386)	(690)
Finance income:
Interest income on bank deposits	24	44	72
Exchange rate fluctuations	59	27	-
Other gain from short-term investment remeasurement	162	11	-

	249	82	72

Total financial income (expenses), net	$227	$(304)	$(618)